SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs and Operating Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advertising costs	$ 20	$ 100	$ 100
Maximum
Initial operating lease terms	5 years
Operating leases expiration year	2026
Minimum
Operating leases expiration year	2021